UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22350
Investment Company Act File Number
Global Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio	as of July 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 32.9%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
3.238%, with maturity at 2035(1)	$2,422,919	$2,489,436
4.366%, with maturity at 2030(1)	1,116,813	1,188,817
6.50%, with maturity at 2030(2)	8,412,031	9,516,087
7.00%, with various maturities to 2035	13,002,416	14,847,999
7.50%, with maturity at 2034	3,367,690	3,807,695
8.00%, with maturity at 2026	3,288,715	3,836,424

		$35,686,458

Federal National Mortgage Association:
3.892%, with maturity at 2035(1)	$2,938,715	$3,102,716
4.524%, with maturity at 2035(1)	6,329,322	6,749,589
5.00%, with various maturities to 2018	9,360,027	10,049,232
6.00%, with various maturities to 2032	4,470,024	4,914,550
6.50%, with various maturities to 2029	12,425,095	14,001,585
7.00%, with various maturities to 2036	25,786,872	29,423,302
7.50%, with maturity at 2035	19,949,101	23,097,700
8.50%, with maturity at 2032	1,289,404	1,488,912
9.50%, with maturity at 2020	3,859,164	4,649,193

		$97,476,779

Government National Mortgage Association:
7.00%, with various maturities to 2035	$36,518,559	$42,326,170
7.50%, with various maturities to 2022	4,002,923	4,653,674

		$46,979,844

Total Mortgage Pass-Throughs (identified cost $170,897,105)		$180,143,081

Collateralized Mortgage Obligations — 2.5%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$716,148	$798,648

		$798,648

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$1,409,124	$1,578,317
Series 2009-62, Class WA, 5.551%, 8/25/39(3)	8,203,020	8,985,443
Series G94-7, Class PJ, 7.50%, 5/17/24	1,837,182	2,152,846

		$12,716,606

Total Collateralized Mortgage Obligations (identified cost $12,917,106)		$13,515,254

Commercial Mortgage-Backed Securities — 8.4%

	Principal
Security	Amount	Value
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	$15,000,000	$15,685,951
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(3)	15,000,000	15,595,707
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(3)	14,000,000	14,991,665

Total Commercial Mortgage-Backed Securities (identified cost $44,223,217)		$46,273,323

U.S. Government Agency Obligations — 10.3%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
5.365%, 9/9/24	$3,300,000	$3,837,976
5.375%, 9/30/22	8,300,000	9,811,870
5.375%, 8/15/24	2,700,000	3,146,729
5.75%, 6/12/26	8,150,000	9,798,598

		$26,595,173

United States Agency for International Development — Israel:
5.50%, 12/4/23	$5,000,000	$5,932,095
5.50%, 4/26/24	20,000,000	23,813,100

		$29,745,195

Total U.S. Government Agency Obligations (identified cost $52,450,108)		$56,340,368

U.S. Treasury Obligations — 0.4%

	Principal
Security	Amount	Value
U.S. Treasury Note, 4.875%, 6/30/12	$2,000,000	$2,166,798

Total U.S. Treasury Obligations (identified cost $2,026,986)		$2,166,798

Short-Term Investments — 43.6%

Foreign Government Securities — 7.2%

	Principal
Security	Amount		Value
Egypt — 2.3%
Egypt Treasury Bill, 0.00%, 8/24/10	EGP	10,500,000	$1,830,690
Egypt Treasury Bill, 0.00%, 8/31/10	EGP	25,125,000	4,372,482
Egypt Treasury Bill, 0.00%, 9/14/10	EGP	2,700,000	468,086
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	5,100,000	880,777
Egypt Treasury Bill, 0.00%, 11/2/10	EGP	23,400,000	4,001,673
Egypt Treasury Bill, 0.00%, 3/22/11	EGP	2,450,000	402,494
Egypt Treasury Bill, 0.00%, 6/7/11	EGP	1,725,000	277,353
Egypt Treasury Bill, 0.00%, 6/21/11	EGP	1,300,000	208,213

Total Egypt (identified cost $12,679,032)			$12,441,768

Norway — 4.9%
Norway Treasury Bill, 0.00%, 9/15/10	NOK	164,021,000	$26,925,529

Total Norway (identified cost $24,863,177)			$26,925,529

Total Foreign Government Securities (identified cost $37,542,209)			$39,367,297

U.S. Treasury Obligations — 24.6%

	Principal
Security	Amount	Value
U.S. Treasury Bill:
0.00%, 8/5/10	$35,000,000	$34,999,720
0.00%, 8/12/10	70,000,000	69,998,110
0.00%, 8/26/10	30,000,000	29,997,390

Total U.S. Treasury Obligations (identified cost $134,993,179)		$134,995,220

Other Securities — 11.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(4)	$64,786	$64,785,701

Total Other Securities (identified cost $64,785,701)		$64,785,701

Total Short-Term Investments (identified cost $237,321,089)		$239,148,218

Total Investments — 98.1% (identified cost $519,835,611)		$537,587,042

Other Assets, Less Liabilities — 1.9%		$10,613,652

Net Assets — 100.0%		$548,200,694

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

EGP	-	Egyptian Pound
NOK	-	Norwegian Krone

COMM	-	Commercial Mortgage Pass-Through Certificate
CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.
MLMT	-	Merrill Lynch Mortgage Trust

(1)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2010.
(2)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.
(3)		Weighted average fixed-rate coupon that changes/updates monthly.
(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the period from commencement of operations on November 20, 2009 to April 30, 2010 was $97,522 and $0, respectively.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and principal investment strategies as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of financial instruments outstanding at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/9/10	Euro 47,000,000	United States Dollar 59,341,025	$(1,906,872)
8/9/10	Euro 112,100,000	United States Dollar 141,920,282	(4,162,470)
8/26/10	Japanese Yen 715,000,000	United States Dollar 8,216,313	(61,189)
9/15/10	Euro 20,195,154	United States Dollar 24,817,824	(1,498,474)
9/27/10	Japanese Yen 714,900,000	United States Dollar 8,215,494	(63,207)

			$(7,692,212)

Purchases

Settlement			Net Unrealized
Date	In Exchange For	Deliver	Appreciation
8/19/10	Norwegian Krone 9,731,000	Euro 1,224,834	$4,202
8/30/10	Malaysian Ringgit 49,920,000	United States Dollar 15,593,665	80,201
8/30/10	Malaysian Ringgit 24,480,000	United States Dollar 7,648,805	37,418
8/30/10	Mexican Peso 191,904,172	United States Dollar 15,078,271	41,270
8/30/10	Polish Zloty 100,854,000	Euro 24,947,806	238,092
9/2/10	Brazilian Real 27,547,250	United States Dollar 15,495,134	55,728
9/2/10	South Korean Won 18,322,000,000	United States Dollar 15,410,884	76,829
9/3/10	Indian Rupee 1,090,000,000	United States Dollar 23,280,649	94,860
9/20/10	Indonesian Rupiah 139,250,000,000	United States Dollar 15,300,516	218,792

			$847,392

At July 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $1,218,078 and a payable of $287,264.

Spread Lock Swaps

	Notional Amount of
	Underlying Swap	Cash Settlement	Termination	Net Unrealized
Counterparty	(000’s omitted)	Formula*	Date	Depreciation
Credit Suisse First Boston	$25,000	10-Year swap spread minus 0.0675% (spread lock) times $21,400	9/23/10	$(147,445)
Credit Suisse First Boston	25,000	10-Year swap spread minus 0.0275% (spread lock) times $21,600	10/7/10	(61,993)

				$(209,438)

*	If the cash settlement amount is positive, then such amount will be paid by the counterparty to the Portfolio. If the cash settlement amount is negative, then such amount will be paid by the Portfolio to the counterparty.

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into spread lock swap contracts.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Foreign Exchange	Forward foreign currency exchange contracts	$2,065,470	$(7,979,476)
Interest Rate	Spread lock swap contracts	$—	$(209,438)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$520,364,767

Gross unrealized appreciation	$17,474,557
Gross unrealized depreciation	(252,282)

Net unrealized appreciation	$17,222,275

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$180,143,081	$—	$180,143,081
Collateralized Mortgage Obligations	—	13,515,254	—	13,515,254
Commercial Mortgage-Backed Securities	—	46,273,323	—	46,273,323
U.S. Government Agency Obligations	—	56,340,368	—	56,340,368
U.S. Treasury Obligations	—	2,166,798	—	2,166,798
Short-Term Investments — Foreign Government Securities	—	39,367,297	—	39,367,297
Short-Term — U.S. Treasury Obligations	—	134,995,220	—	134,995,220
Short-Term — Other Securities	—	64,785,701	—	64,785,701

Total Investments	$—	$537,587,042	$—	$537,587,042

Forward Foreign Currency Exchange Contracts	$—	$2,065,470	$—	$2,065,470

Total	$—	$539,652,512	$—	$539,652,512

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(7,979,476)	$—	$(7,979,476)
Spread lock swap contracts	—	(209,438)	—	(209,438)

Total	$—	$(8,188,914)	$—	$(8,188,914)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Opportunities Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 24, 2010